Investment in Associate Company (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of associates [abstract]
Summary of Movements in Investment in Associates
Movements in investment in associate company are as follows:

	December 31, 2020	June 30, 2021
Beginning balance	$—	$—
Unquoted equity shares at fair value of identifiable assets	—	900,440
Share of losses of associates	—	(81,880)

Ending balance	$—	$818,560

Summary of Associated Companies Accounted for Using the Equity Method
Set out below are the investment in associate
s
of the Company as at 30 June 2021 which are accounted for using the equity method in the consolidated financial statements. There were no investment in associates as at 31 December 2020.

Name of associated company	Principal activities	Country of incorporation	Equity holdings
			June 30, 2021
			%
Jaguahr Therapeutics Pte. Ltd.	New drug research and development	Singapore	35